SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
Disclosure of geographical segments
The following table summarises non-current assets, other than financial instruments and deferred tax assets by geography:

	31 December 2017	31 December 2016
	€ million	€ million
Spain/Portugal/Andorra	6,561	6,479
Germany	3,176	3,151
Great Britain	2,395	2,458
Belgium/Luxembourg/Netherlands	1,041	1,029
France/Monaco	876	856
Sweden	421	431
Norway	267	295
Iceland	41	45
Other unallocated	44	90
Total	14,822	14,834
The following table summarises revenue from external customers by geography, which is based on the origin of the sale:

	Year Ended
	31 December 2017	31 December 2016	31 December 2015
Revenue:	€ million	€ million	€ million
Spain/Portugal/Andorra	2,706	1,721	n/a
Germany	2,218	1,335	n/a
Great Britain	2,026	2,076	2,364
France/Monaco	1,803	1,791	1,817
Belgium/Luxembourg/Netherlands	1,445	1,414	1,405
Norway	416	408	405
Sweden	353	350	338
Iceland	95	38	n/a
Total	11,062	9,133	6,329